UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04767

EAGLE GROWTH & INCOME FUND
(Formerly: Heritage Growth and Income Trust)

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

RICHARD J. ROSSI, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments

Eagle Growth & Income Fund
Investment Portfolio
January 31, 2010
(unaudited)

Common stocks - 86.9% (a)	Shares	Value
Domestic--55.6%
Aerospace/defense--2.0%
The Boeing Company	54,900	$ 3,326,940
Agriculture--2.0%
Philip Morris International Inc.	70,200	3,194,802
Banks--8.8%
Fifth Third Bancorp	299,071	3,720,443
JPMorgan Chase & Company	76,652	2,984,829
KeyCorp	218,400	1,568,112
SVB Financial Group *	52,400	2,273,636
U.S. Bancorp	154,500	3,874,860
Beverages--2.0%
The Coca-Cola Company	58,800	3,189,900
Biotechnology--1.5%
Gilead Sciences, Inc. *	49,700	2,399,019
Chemicals--1.9%
E.I. du Pont de Nemours & Company	97,500	3,179,475
Commercial services--1.8%
Paychex, Inc.	98,700	2,861,313
Computers--3.4%
Apple, Inc. *	7,435	1,428,412
Dell Inc. *	320,200	4,130,580
Electric--2.2%
Entergy Corporation	46,200	3,525,522
Financial services--1.7%
AllianceBernstein Holding LP	105,500	2,715,570
Food--1.8%
Sysco Corporation	107,600	3,011,724
Healthcare products--1.1%
Varian Medical Systems, Inc. *	34,788	1,749,489
Insurance--2.2%
Hartford Financial Services Group, Inc.	87,500	2,099,125
Mercury General Corporation	39,000	1,490,580
Iron/steel--1.8%
United States Steel Corporation	66,700	2,963,481
Oil & gas--4.1%
ConocoPhillips	55,600	2,668,800
Diamond Offshore Drilling, Inc.	11,100	1,015,983
Exxon Mobil Corporation	46,755	3,012,425
Pharmaceuticals--2.1%
Eli Lilly & Company	95,275	3,353,680
REITs--1.9%
Chimera Investment Corporation	390,400	1,530,368
Invesco Mortgage Capital Inc.	69,365	1,553,776
Retail--2.7%
McDonald's Corporation	70,900	4,426,287

Eagle Growth & Income Fund
Investment Portfolio
January 31, 2010
(unaudited)

Common stocks - 86.9% (a)	Shares	Value
Software—5.8%
Eclipsys Corporation *	151,000	2,518,680
Fiserv, Inc. *	43,900	1,977,256
Microsoft Corporation	177,800	5,010,404
Telecommunications—2.5%
AT&T Inc.	109,300	2,771,848
Leap Wireless International Inc. *	105,000	1,384,950
Television, cable & radio—2.3%
Comcast Corporation, Class A	245,500	3,716,870
Total domestic common stocks (cost $89,426,659)		90,629,139
Foreign—31.3% (b)
Banks—1.0%
Mitsubishi UFJ Financial Group Inc., Sponsored ADR	315,700	1,619,541
Cosmetics/personal care—0.9%
Natura Cosmeticos SA	80,000	1,440,424
Electric—0.7%
Enel SpA	209,100	1,129,326
Entertainment—0.8%
Berjaya Sports Toto Bhd	1,112,600	1,374,843
Financial services—2.5%
BM&FBOVESPA SA	216,000	1,458,716
Hong Kong Exchanges and Clearing Ltd.	158,500	2,678,021
Food—3.3%
Metcash Ltd.	533,600	1,992,572
Nestle SA	70,200	3,321,833
Insurance—3.4%
ACE Ltd.	77,345	3,810,788
AXA SA	81,800	1,692,176
Internet—0.9%
Baidu Inc., Sponsored ADR *	3,600	1,482,156
Multimedia—0.9%
Pearson PLC	98,554	1,399,947
Oil & gas—4.3%
BP PLC	328,400	3,073,428
Canadian Oil Sands Trust	46,400	1,203,775
ENI SpA	63,000	1,467,376
Total SA	22,100	1,283,644
Pharmaceuticals—4.6%
Actelion Ltd. *	23,700	1,255,703
Novartis AG	55,200	2,956,522
Teva Pharmaceutical Industries Ltd., Sponsored ADR	56,600	3,210,352
Telecommunications—8.0%
Amdocs Ltd. *	143,700	4,108,383
China Mobile Ltd.	140,500	1,325,221
Telefonica SA	91,100	2,188,223
Telstra Corporation Ltd.	1,199,300	3,537,562
Vodafone Group PLC	887,535	1,906,680

Eagle Growth & Income Fund
Investment Portfolio
January 31, 2010
(unaudited)

Common stocks - 86.9% (a)	Shares	Value
Total foreign common stocks (cost $48,323,832)		50,917,212
Total common stocks (cost $137,750,491)		141,546,351
Preferred stocks - 1.8% (a)
Banks--1.8%
Bank of America Corporation, FRN, 3.0%, Series H	60,000	924,600
Fifth Third Bancorp, 8.50%, Series G (convertible)	14,200	1,935,034
Total preferred stocks (cost $1,958,343)		2,859,634

Corporate bonds - 1.7% (a)	Principal amount	Value
Domestic--0.9%
Agriculture--0.8%
Altria Group Inc., 9.70%, 11/10/18	1,000,000	1,252,407
Financial services--0.1%
Goldman Sachs Capital III, FRN, 1.02563%, 09/01/43	415,000	278,050
Total domestic corporate bonds (cost $1,155,769)		1,530,457

Foreign--0.8% (b)
Financial services--0.8%
Swiss Reinsurance Capital I LP, 144A, 6.854% to 05/25/16, floating rate to 05/29/49	1,550,000	1,332,245
Total foreign corporate bonds (cost $840,303)		1,332,245
Total corporate bonds (cost $1,996,072)		2,862,702

Convertible bonds - 1.9% (a)
Telecommunications--1.9%
Level 3 Communications Inc., 2.875%, 07/15/10	68,000	66,895
Level 3 Communications, Inc., 6.0%, 03/15/10	3,000,000	3,003,750
Total convertible bonds (cost $3,020,859)		3,070,645
Total investment portfolio excluding repurchase
agreement (cost $144,725,765)		150,339,332

Repurchase agreement - 7.5% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 29, 2010 @
0.01% to be repurchased at $12,291,010 on
February 1, 2010, collateralized by
$12,520,000 United States Treasury Notes,
3.125% due October 31, 2016 (market value
$12,697,478 including interest) (cost $12,291,000)		12,291,000

Total investment portfolio (cost $157,016,765) 99.8% (a)		$ 162,630,332

* Non-income producing security
(a) Percentages indicated are based on net assets of $162,928,461.
(b) U.S. dollar denominated

144A - 144A securities are issued pursuant to Rule 144A of the
Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2010, these securities aggregated $1,332,245 or 0.8% of the net assets of the fund.
ADR - American depository receipt
FRN - Floating rate notes reset their interest rate on a semiannual or quarterly basis.
REIT - Real estate investment trust

Eagle Growth & Income Fund
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NOTE 1 | Organization and investment objective The Eagle Growth & Income Fund (the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund, advised by Eagle Asset Management, Inc. (the “Manager” or “Eagle”), primarily seeks long-term capital appreciation and, secondarily, seeks current income.

The Eagle Family of Funds consist of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund, Eagle Series Trust and the Eagle Cash Trust. Members of the Boards of Trustees (“Boards of Trustees” or the “Boards”) for the Trusts may serve as Trustees for one or more of the Eagle Family of Funds.

Class offerings The Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers.

•
Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed prior to one year of purchase.

•	Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of the Fund’s shares is based on the NAV per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Fund’s value portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:
•	The quotation may be stale;
•	The quotation may be unreliable because the security is not traded frequently;
•	Trading on the security ceased before the close of the trading market;
•	Security is newly issued;
•	Issuer specific events occurred after the security ceased trading; or
•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:
•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Fund values all other securities and assets for which market quotations are

Eagle Growth & Income Fund
1-31-10

unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings.  However, it cannot eliminate the possibility of frequent trading.

Fair value measurements The Fund utilizes a three level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010.
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Domestic common stocks (1)	$90,629,139	$-	$-	$90,629,139
Foreign common stocks
Banks	1,619,541	-	-	1,619,541
Cosmetics/personal care	1,440,424	-	-	1,440,424
Electric	-	1,129,326	-	1,129,326
Entertainment	-	1,374,843	-	1,374,843
Financial services	1,458,716	2,678,021	-	4,136,737
Food	-	5,314,405	-	5,314,405
Insurance	3,810,788	1,692,176	-	5,502,964
Internet	1,482,156	-	-	1,482,156
Multimedia	-	1,399,947	-	1,399,947
Oil & gas	1,203,775	5,824,448	-	7,028,223
Pharmaceuticals	3,210,352	4,212,225	-	7,422,577
Telecommunications	4,108,383	8,957,686	-	13,066,069
Domestic preferred stocks (1)	2,859,634	-	-	2,859,634
Domestic corporate bonds (1)	-	1,530,457	-	1,530,457
Foreign corporate bonds (1)	-	1,332,245	-	1,332,245
Domestic convertible bonds (1)	-	3,070,645	-	3,070,645
Short term investments	-	12,291,000	-	12,291,000
Total investment portfolio	$111,822,908	$50,807,424	$-	$162,630,332
(1)	Please see the Investment Portfolio for detail by industry.

Eagle Growth & Income Fund
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Specific types of securities are valued as follows:

•
Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Manager will value the security at fair value in good faith using the Procedures.

•
Foreign equity securities If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•
Fixed income securities Government, corporate, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Short-term securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

Derivative instruments The Fund has adopted the provisions of FASB Accounting Standards CodificationTM ASC 815-10-50. The new requirement amends and expands the disclosure requirement related to derivative instruments, to provide users of financial statements with an enhanced understanding of the use of derivative instruments by a Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund.  This Statement requires qualitative disclosures about the objectives and strategies for using derivative instruments, quantitative disclosures about the fair value of, and gains and losses on, derivative instruments, as well as disclosures about credit-risk-related contingent features in derivative agreements. During the period ended January 31, 2010, the Fund did not hold derivative instruments.

Foreign currency transactions The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Eagle Growth & Income Fund
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Forward foreign currency contracts The Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are valued on each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made quarterly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. All dividends paid by the Fund from net investment income are deemed to be ordinary income for federal income tax purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income

Eagle Growth & Income Fund
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tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/ tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. As of January 31, 2010, the identified cost of investments in securities owned by the Fund for federal income tax purposes was $157,057,664. As of January 31, 2010, the net unrealized appreciation (depreciation) of investments in securities owned by the Fund was as follows:
	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Eagle Growth & Income Fund	$15,161,213	$ (9,588,545)	$ 5,572,668

NOTE 4 | Subsequent events The Manager has evaluated subsequent events through January 31, 2010, and determined that no material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Growth & Income Fund have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Growth & Income Fund that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Growth & Income Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE GROWTH & INCOME FUND
Date:           March 25, 2010

/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE GROWTH & INCOME FUND

Date:	March 25, 2010	/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Date:	March 25, 2010	/s/ M. Lisa Crater
M. Lisa Crater
Principal Financial Officer